Concentrations of Credit Risk - Schedule of Customers Account for More than 10% of Company's Accounts Receivable and Sale of Power (Detail) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Percentage of Sale of Power [Member] | Solar Energy Corporation of India [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.48%	15.70%
Percentage of Sale of Power [Member] | Punjab State Power Corporation Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.25%	20.40%
Percentage of Sale of Power [Member] | NTPC Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.70%	28.57%
Percentage of Sale of Power [Member] | Hubli Electricity Supply Company Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	3.34%	9.27%
Percentage of Sale of Power [Member] | Chamundeshwari Electricity Supply Company [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	4.37%	5.96%
Percentage of Sale of Power [Member] | Andhra Pradesh Power Coordination Committee [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	4.01%	5.30%
Percentage of Sale of Power [Member] | Gujarat Urja Vikas Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	3.96%
Percentage of Accounts Receivable [Member] | Solar Energy Corporation of India [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.70%	13.90%
Percentage of Accounts Receivable [Member] | Punjab State Power Corporation Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.25%	16.20%
Percentage of Accounts Receivable [Member] | NTPC Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.66%	15.00%
Percentage of Accounts Receivable [Member] | Hubli Electricity Supply Company Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.98%	4.77%
Percentage of Accounts Receivable [Member] | Chamundeshwari Electricity Supply Company [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.08%	14.18%
Percentage of Accounts Receivable [Member] | Andhra Pradesh Power Coordination Committee [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.80%	11.80%
Percentage of Accounts Receivable [Member] | Gujarat Urja Vikas Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	3.06%	5.31%